SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CAPITALIZED COSTS

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2024	2023	2022
Proved properties
Mineral interests	$15,084,658	$15,084,658	$15,084,658
Wells, equipment and facilities	16,722,492	13,907,363	13,655,822
Total proved properties	31,807,150	28,992,021	28,740,480

Unproved properties
Mineral interests	1,224,668	1,155,439	1,151,804
Uncompleted wells, equipment and facilities	-	-	-
Total unproved properties	1,224,668	1,155,439	1,151,804

Less accumulated depletion and impairment	(22,424,472)	(21,880,397)	(21,270,660)
Net Capitalized Costs	$10,607,346	$8,267,063	$8,621,624

SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT

	Years Ended December 31,
	2024	2023	2022
GWN (Kruh)
Exploration	$-	$-	$-
Development	2,815,127	251,542	4,912,336
	$2,815,127	$251,542	$4,912,336
CNE (Citarum)
Exploration	$-	$-	$-
Development	69,229	3,635	-
	$69,229	$3,635	$-
GWN (Rangkas)
Exploration	$-	$-	$-
Development	-	-	-
	$-	$-	$-
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$2,884,356	$255,177	$4,912,336

SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES

	Years Ended December 31,
	2024	2023	2022
Oil and gas revenues	$2,667,508	$3,525,454	$4,097,403
Production costs	(2,764,958)	(2,943,173)	(2,953,254)
Depletion, depreciation, and amortization	(665,187)	(702,217)	(1,139,723)
Result of oil and gas producing operations before income taxes	$(762,637)	$(119,936)	$4,426
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$(762,637)	$(119,936)	$4,426

SCHEDULE OF INDIVIDUAL QUALIFICATIONS OF RESERVES ESTIMATION

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

Reserve	University		Total professional	Field of professional experience (years)
Estimation Team*	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	46	12	-	34	23
Frans Watimena	Petroleum Engineering	M.S.	35	20	15		6
Denny Radjawane	Geophysics	M.S.	33	12	-	21	15
Fransiska Sitinjak	Petroleum Engineering	M.S.	20	6	14	-	9
Yudhi Setiawan	Geology	B.S.	21	15	2	4	2
Oni Syahrial	Geology	B.S.	17	2	-	15	9
Juan Chandra	Geology	B.S.	18	2	-	16	10

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 18 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2025	2026	2027	2028	2029	Total
Planned PUD wells	Gross well	2	4	4	4	4	18
Future wells costs (1)	US$	3,260,000	6,520,000	6,520,000	6,520,000	6,520,000	29,340,000
Costs already paid	US$	-	-	-	-	-	-
Total gross PUD added	Bbls	337,708	664,458	650,584	678,037	804,394	3,135,182
Total net PUD added	Bbls	258,908	509,414	498,777	519,824	616,697	2,403,620

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

SCHEDULE OF PROVED DEVELOPMENT AND UNDEVELOPED RESERVES

The fiscal 2024 and 2023 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2023	Note	2024	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	2,056,407		3,144,659
Revisions of previous estimates	1,165,999	(1)	207,569	(a)
Decreased recovery	(19,131)	(2)	(7,980)	(b)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(58,616)	(3)	(45,287)	(c)
Sale of minerals in place	-		-
End of the period	3,144,659		3,298,961
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	1,183,615		2,332,183
Revisions of previous estimates	1,206,228	(4)	237,838	(d)
Improved recovery	(14,188)	(5)	(6,118)	(e)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(43,472)	(6)	(34,720)	(f)
Sale of minerals in place	-		-
End of the period	2,332,183		2,529,183
Total Proved developed reserves (PDP)
Beginning of the period	371,076		335,191
Revisions of previous estimates	41,862	(7)	(118,145)	(g)
Improved recovery	(19,131)	(8)	(7,980)	(h)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(58,616)	(9)	(45,287)	(i)
Sale of minerals in place	-		-
End of the period	335,191		163,779
Total Proved undeveloped reserves (PUD)
Beginning of the period	1,685,331		2,809,468
Revisions of previous estimates	1,124,137	(10)	325,714	(j)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-		-	(k)
Production	-		-	(l)
Sale of minerals in place	-		-
End of the period	2,809,468		3,135,182
Net Proved developed reserves (PDP)
Beginning of the period	213,582		248,589
Revisions of previous estimates	92,667	(11)	(82,188)	(m)
Improved recovery	(14,188)		(6,118)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-	(n)
Production	(43,472)	(12)	(34,720)	(o)
Sale of minerals in place	-		-
End of the period	248,589		125,563
Net Proved undeveloped reserves (PUD)
Beginning of the period	970,033		2,083,594
Revisions of previous estimates	1,113,561	(13)	320,026	(p)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-		-	(q)
Production	-	(14)	-	(r)
Sale of minerals in place	-		-
End of the period	2,083,594		2,403,620

(a)	The revision of previous estimates in the amount of 207,569 bbls refers to the sum of 1) revision of previous PDP reserves estimates of -118,145 bbls (note g) and 2) revision of previous PUD reserves estimate of 325,714 bbls (note j);

(b)	The decreased recovery amount of -7,980 bbls refers to the sum of 1) improved recovery of previous PDP reserves estimates of -7,980 bbls (note h) and 2) improved recovery of PUD reserves estimate of bbls (note );

(c)	The production in the amount of 45,287 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 45,287 bbls (note i) and 2) PUD reserves production in the amount of bbls (note l) in the Kruh Block;

(d)	The revisions of previous estimates of 237,838 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of -82,188 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of 320,026 bbls (note p) ;

(e)	The Improved recovery in the amount of -6,118 bbls refers to the net share ( 76.67% ) of crude oil production variation of -7,980 bbls (note b) as a result of rescheduling of drilling program;

(f)	The net PDP and PUD production of 34,720 bbls refers to the sum of the net PDP production in the amount of 34,720 bbls (note o) and net PUD production in the amount of bbls (note r);

(g)	The revisions of previous estimate in the amount of 118,145 bbls refers to the total gross amount of PDP reserves variation of 163,779 bbls in 2024 compared to previous estimates of 281,925 bbls (prediction in previous year’s model) for Kruh Block in 2023 from the same period from 2025 to 2035 as a result of rescheduling of drilling program and reserves revision;

(h)	The improved recovery amount of -7,980 bbls refers to the amount variation of crude oil production of 45,287 bbls (note i) in 2024 compared to previous estimates of 53,267 bbls (prediction in previous year’s model) for Kruh Block in 2023 as a result of rescheduling of drilling program and reserves revision;

(i)	The PDP production in the amount of 45,287 bbls refers to the gross amount of PDP reserves produced in 2024;

(j)	The revisions of previous estimates in the amount of 325,714 bbls refers to the total gross amount of PUD reserves variation from the 2,809,468 bbls in 2023 to 3,135,182 bbls in 2024 during the same period to 2035 because of the additional 4 wells that plan to drill

(k)	No new drilling in 2024 resulted in zero extensions and discoveries.

(l)	The PUD production in the amount of bbls refers to no PUD reserves converted to production in 2024;

(m)	The revision of previous estimates of net PDP reserves in the amount of -82,188 bbls refers to the sum of 1) net share difference (76.67%) in 2024 as compared to (74.16%) in 2023 of the beginning total PDP reserves in the amount of 335,191 bbls and 2) net share (76.67%) of revision of previous estimates of total PDP reserves estimates in the amount of -118,145 bbls (note g) ;

(n)	No new drilling in 2024 resulted in zero extensions and discoveries.

(o)	The net PDP production in the amount of 34,720 bbls refers to the net share (76.67%) of gross amount of 45,287 bbls (note i) PDP reserves produced in 2024;

(p)	The revision of previous estimates of net PUD reserves in the amount of 320,026 bbls refers to the sum of 1) net share difference (76.67%) in 2024 as compared to (74.16%) in 2023 of the beginning total PUD reserves in the amount of 2,809,468 bbls, and 2) net share (76.67%) of revision of previous estimates of total PUD reserves estimates in the amount of 325,714 bbls (note j);

(q)	No new drilling in 2024 resulted in zero extensions and discoveries.

(r)	The net PUD production in the amount of bbls reflects the net PUD reserves converted to production in 2024;

(1)	The revision of previous estimates in the amount of 1,165,999 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 41,862 bbls (Note 7) and 2) revision of previous PUD reserves estimate of 1,124,137 bbls (note 10);

(2)	The improved recovery amount of -19,131 bbls refers to the sum of 1) improved recovery of PDP reserves estimates of -19,131 bbls (note 8) and 2) improved recovery of PDP reserves estimate of bbls ;

(3)	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note 9) and 2) PUD reserves production in the amount of bbls in the Kruh Block;

(4)	The revisions of previous estimates of 1,206,228 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 92,667 bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of 1,113,561 bbls (note 13) ;

(5)	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production change of -19,131 bbls (note 2) as a result of rescheduling of drilling program;

(6)	The net PDP and PUD production of 43,472 bbls refers to the sum of the net PDP production in the amount of 43,472 bbls (note 12) and net PUD production in the amount of bbls (note 14);

(7)	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation in the original contract from 293,328 bbls in 2022 to 245,813 in 2023 plus producion from 5-year extension of 89,377 bbls in 2023;

(8)	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note 9) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision;

(9)	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2023;

(10)	The revisions of previous estimates in the amount of 1,124,137 bbls refers to the total gross amount of PUD reserves variation in the original contract from 1,429,722 bbls in 2023 to 1,685,331 in 2022 plus producion from 5-year extension of 1,379,746 bbls in 2023;

(11)	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note 7) ;

(12)	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note 9) PDP reserves produced in 2023;

(13)	The revision of previous estimates of net PUD reserves in the amount of 1,113,561 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PUD reserves in the amount of 1,685,331 bbls, and 2) net share (74.16%) of revision of previous estimates of total PUD reserves estimates in the amount of 1,124,137 bbls ( note 10);

(14)	The net PUD production in the amount of bbls reflects the net PUD reserves converted to production in 2023;

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	As of December 31,
	2024	2023
Future cash inflows	$193,436,136	$181,000,717
Future production costs (1)	(105,954,239)	(99,160,999)
Future development costs	(37,252,500)	(29,867,500)
Future income tax expenses	(16,528,696)	(18,037,976)
Future net cash flows	$33,700,701	$33,934,242
10% annual discount for estimated timing of cash flows	(16,319,939)	(18,318,152)
Standardized measure of discounted future net cash flows at the end of the year	$17,380,762	$15,616,090

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

SCHEDULE OF AVERAGE PRICES
	Years ended December 31,
	2024	2023	2022
Average crude oil price per Bbl	$76.48	$77.61	$96.94

SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2024	2023	2022
Standardized measure of discounted future net cash flows at the beginning of the year	$15,616,090	$8,233,330	$7,597,232
Extensions, discoveries and improved recovery, less related costs	-	500,000	500,000
Revisions of previous quantity estimates	7,986,113	40,409,025	(19,526,823)
Changes in estimated future development costs	(9,776,094)	(584,751)	340,200
Purchases (sales) of minerals in place	-	-	-
Net changes in prices and production costs	(1,709,876)	(6,345,840)	15,310,987
Accretion of discount	1,998,213	(13,627,415)	23,577
Sales of oil and gas produced, net of production costs	(634,058)	(2,643,773)	(4,244,775)
Development costs incurred during the period	2,391,094	121,822	4,540,497
Change in timing of estimated future production and other	-	-	-
Net change in income taxes	1,509,280	(10,446,308)	3,692,435
Standardized measure of discounted future net cash flows at the end of the year	$17,380,762	$15,616,090	$8,233,330